Premises and Equipment (Summary of Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Rent expense applicable to operating leases	$ 278	$ 245	$ 227
Rental income from owned properties and subleases	8	$ 7	$ 7
Future minimum lease payments for operating leases
2017	263
2018	239
2019	210
2020	179
2021	154
Thereafter	$ 574